OPERATING EXPENSES - Depreciation & Amortization (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
Depreciation of PP&E	$ (1,217,258)	$ (1,446,267)	$ (1,644,158)
Amortization of intangible assets	(141,799)	(233,482)	(236,953)
Amortization of Rights of use assets	(241,685)	(190,450)	(179,884)
Impairment of Fixed Assets	1,348	(833)	(2,035,760)
Depreciation, amortization and impairment of fixed assets	$ (1,599,394)	$ (1,871,032)	(4,096,755)
Impairment of goodwill			(2,017,275)
CGU of Argentina
OPERATING EXPENSES
Impairment of goodwill			$ (2,017,275)